As filed with the Securities and Exchange Commission on July 20, 2007

1933 Act File No. 333-

1940 Act File No. 811-21975

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-2

(Check appropriate box or boxes)

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No.

☐	Post-Effective Amendment No.

and

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒	Amendment No. 7

Allianz RCM Global EcoTrends Fund

(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas

New York, New York 10105

(Address of Principal Executive Offices)

(Number, Street, City, State, Zip Code)

(212) 739-3369

(Registrant’s Telephone Number, including Area Code)

William V. Healey

c/o Allianz Global Investors Fund Management LLC

1345 Avenue of the Americas

New York, New York 10105

(Name and Address (Number, Street, City, State, Zip Code) of Agent for Service)

Copies of Communications to:

David C. Sullivan, Esq.

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box ☒.

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to section 8(c).

☒	immediately upon filing pursuant to paragraph (b) of Rule 486

☐	on (date) pursuant to paragraph (b) of Rule 486

☐	60 days after filing pursuant to paragraph (a) of Rule 486

☐	on (date) pursuant to paragraph (a) of Rule 486

☐	This post-effective amendment designates a new effective date for a previously filed registration statement.

☐	This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is .

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount of Shares Being Registered (1)	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price (2)	Amount of Registration Fee (2)
Class A*	12,000,000	$31.41	$376,920,000	$11,572

Title of Securities Being Registered	Amount of Shares Being Registered (3)	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price	Amount of Registration Fee (4)
Class A*	5,000,000	$25.00	$125,000,000	$13,375

*	Previously designated as Common Shares.

(1)	Being registered pursuant to this Registration Statement.

(2)	Calculated pursuant to Rule 457(d) based on the net asset value per share of $31.41 as of July 11, 2007.

(3)	Previously registered.

(4)	Previously paid.

PARTS A AND B

The Registrant’s Prospectus and Statement of Additional Information as filed with the Securities and Exchange Commission on May 25, 2007 in Post-Effective Amendment No. 3 (under the Securities Act of 1933) and Amendment No. 6 (under the Investment Company Act of 1940) to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-138388 and 811-21975), as amended to date, are incorporated into this filing by reference.

PART C—OTHER INFORMATION

Item 25:	Financial Statements and Exhibits

1.	Financial Statements:

The Registrant’s financial highlights for the unaudited operating performance of the Registrant from the commencement of investment operations on January 31, 2007 through April 30, 2007 are included in Part A of this Registration Statement in the section entitled “Financial Highlights (Unaudited).”

The Registrant’s unaudited financial statements and notes thereto are included in Part B of this Registration Statement in the section entitled “Financial Statements.”

The Registrant’s Statement of Net Assets as of January 19, 2007, including the Notes thereto, and the report of PricewaterhouseCoopers LLP thereon dated January 22, 2007, as included in the Registrant’s Statement of Additional Information dated January 26, 2007 and filed electronically with the SEC on January 30, 2007, are incorporated by reference into Part B of this Registration Statement in the section entitled “Financial Statements.”

2.	Exhibits:

a.1	Agreement and Declaration of Trust dated October 13, 2006.(1)

a.2	Amended and Restated Agreement and Declaration of Trust, dated November 29, 2006.(2)

a.3	Second Amended and Restated Agreement and Declaration of Trust, dated January 18, 2007.(3)

b.1	Bylaws of Registrant dated October 13, 2006.(1)

b.2	Amended and Restated Bylaws of Registrant, dated November 29, 2006.(2)

b.3	Second Amended and Restated Bylaws, dated January 18, 2007.(3)

c.	None.

d.1	Article III (Shares) and Article V (Shareholders’ Voting Powers and Meetings) of the Amended and Restated Agreement and Declaration of Trust.(3)

d.2	Article 10 (Shareholders’ Voting Powers and Meetings) of the Amended and Restated Bylaws of Registrant.(3)

d.3	Form of Share Certificate of the Common Shares.(3)

d.4	Form of Share Certificate of Class A Shares — To be filed by amendment.

e.	Terms and Conditions of Dividend Reinvestment Plan.(3)

f.	None.

g.1	Form of Investment Management Agreement between Registrant and Allianz Global Investors Fund Management LLC.(3)

g.2	Form of Sub-Advisory Agreement between Allianz Global Investors Fund Management LLC and RCM Capital Management LLC.(3)

g.3	Form of Portfolio Management Agreement between RCM Capital Management LLC and Allianz Global Investors Advisory GmbH.(3)

h.1	Form of Distribution Contract.(3)

h.2	Form of Selected Dealer Agreement and Addendum.(3)

h.3	Form of Initial Offering Period Agreement.(3)

i.	None.

j.	Form of Custodian and Investment Accounting Agreement between Registrant and State Street Bank and Trust Company.(3)

k.1	Form of Transfer Agency Services Agreement between Registrant and PFPC Inc.(4)

k.2	Form of Organizational and Offering Expenses Reimbursement Agreement between Registrant and Allianz Global Investors Fund Management LLC.(3)

k.3	Form of Servicing Plan.(3)

k.4	Form of Sub-Administration Agreement between Allianz Global Investors Fund Management LLC and State Street Bank and Trust Company.(3)

l.1	Opinion and consent of Ropes & Gray LLP.*

m.	Consent of Allianz Global Investors Advisory GmbH to service of process as a non-U.S. resident. (4)

n.	Consent of Registrant’s independent registered public accounting firm.*

o.	None.

p.	Form of Subscription Agreement of Allianz Global Investors of America L.P.(3)

q.	None.

r.1	Code of Ethics of Registrant.(4)

r.2	Codes of Ethics of Allianz Global Investors Fund Management LLC and Allianz Global Investors Distributors LLC.(3)

r.3	Code of Ethics of RCM Capital Management LLC.(3)

r.4	Code of Ethics of Allianz Global Investors Advisory GmbH.(3)

s.1	Powers of Attorney for Messrs. Belica, Connor, Dalessandro, Kertess and Maney.(2)

s.2	Power of Attorney for Mr. Ogden.(3)

*	Filed herewith.

(1)	Incorporated by reference to Registrant’s Initial Registration Statement on Form N-2, file no. 333-138388, filed November 2, 2006.

(2)	Incorporated by reference to Registrant’s First Amendment to its Registration Statement on Form N-2, file no. 333-138388, filed December 19, 2006.

(3)	Incorporated by reference to Registrant’s Second Amendment to its Registration Statement on Form N-2, file no. 333-138388, filed January 22, 2007.

(4)	Incorporated by reference to Registrant’s Third Registration Statement on Form N-2, file no. 333-138388, filed January 25, 2007.

Item 26:	Marketing Arrangements

See Form of Distribution Contract and Form of Initial Offering Period Agreement incorporated herein by reference to the Registrant’s Second Amendment to its Registration Statement on Form N-2.

Item 27:	Other Expenses of Issuance and Distribution

Securities and Exchange Commission fees	$11,572
Printing and engraving expenses	25,000
Legal fees	40,000
Accounting expenses	9,000

Total	$85,572

Item 28:	Persons Controlled by or under Common Control with Registrant

Not applicable.

Item 29: Number of Holders of Securities

At May 1, 2007:

title of Class	Number of Record Holders
Class A Shares (previously designated as Common Shares), par value $0.00001	149

Item 30:	Indemnification

Reference is made to Article VIII, Sections 1 through 4, of the Registrant’s Amended and Restated Agreement and Declaration of Trust, which is incorporated by reference herein.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust’s Agreement and Declaration of Trust, its Bylaws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31:	Business and Other Connections of Investment Adviser

Descriptions of the business of Allianz Global Investors Fund Management LLC, the Registrant’s investment manager, and RCM Capital Management LLC and Allianz Global Investors Advisory GmbH, the Registrant’s sub-adviser, are set forth under the captions “Investment Manager” and “Sub-Adviser” under “Management of the Fund” in both the Prospectus and Statement of Additional Information forming part of this Registration Statement. The following sets forth business and other connections of each director and executive officer (and persons performing similar functions) of Allianz Global Investors Fund Management LLC, RCM Capital Management LLC and Allianz Global Investors Advisory GmbH.

Allianz Global Investors Fund Management LLC

1345 Avenue of the Americas

New York, NY 10105

Name	Position with Adviser	Other Connections

Larry Altadonna	Senior Vice President	Vice President, OpCap Advisors LLC

Cindy Columbo	Vice President	Vice President, Retirement Plans, Allianz Global Investors Distributors LLC

Kellie E. Davidson	Assistant Secretary	Assistant Secretary, Allianz Global Investors
Advertising Agency Inc., Allianz Global
Investors of America L.P., Allianz Global
Investors of America Holdings, Inc., Allianz
Global Investors Distributors LLC, Allianz
Global Investors Fund Management LLC,
Allianz Global Investors Managed Accounts
LLC, Allianz Global Investors NY Holdings
LLC, Allianz Global Investors U.S. Equities
LLC, Allianz Global Investors U.S. Retail LLC,
Allianz Hedge Fund Partners Holding L.P.,
Allianz Hedge Fund Partners L.P., Allianz
Hedge Fund Partners Inc., Allianz-PacLife
Partners LLC, Alpha Vision LLC, Alpha Vision
Capital Management LLC, NFJ Investment
Group L.P., NFJ Management Inc., Nicholas-
Applegate Capital Management LLC, Nicholas-
Applegate Holdings LLC, Oppenheimer Group,
Inc., PIMCO Canada Holding LLC, PIMCO
Canada Management Inc., PIMCO Global
Advisors LLC, PIMCO Global Advisors
(Resources) Limited, and Vision Holdings LLC

Thomas J. Fuccillo	Senior Vice President

Derek Hayes	Senior Vice President	Senior Vice President, Allianz Global Investors Distributors LLC

William Healey	Executive Vice President and Chief Legal Officer	Executive Vice President and Chief Legal Officer, Allianz Global Investors U.S. Retail LLC and Allianz Global Investors Distributors LLC

Richard J. Lavery	Vice President

Manuel Madero	Assistant Vice President

John C. Maney	Executive Vice President and Chief Financial Officer	Executive Vice President and Chief Financial
Officer, Allianz Global Investors of America
L.P., Chief Financial Officer, Allianz Dresdner
Asset Management U.S. Equities LLC, Cadence
Capital Management LLC, NFJ Investment
Group L.P., OCC Distributors LLC, OpCap
Advisors LLC, Oppenheimer Capital LLC,
Pacific Investment Management Company LLC,
Allianz Global Investors Managed Accounts
LLC, Allianz Global Investors CD Distributors
LLC, PEA Capital LLC, Allianz Global
Investors Advertising Agency Inc., Allianz
Global Investors Distributors LLC, Allianz
Private Client Services LLC, and StocksPLUS
Management Inc. and Value Advisors LLC

Collen Martin	Senior Vice President and Controller

Andrew Meyers	Managing Director and Chief Operating Officer	Executive Vice President, Allianz Global
Investors Advertising Agency Inc.; Managing
Director, Chief Operating Officer-U.S. Retail,
Allianz Global Investors Distributors LLC;
Chief Operating Officer, Allianz Global
Investors U.S. Retail LLC

Kevin Murphy	Vice President and Chief Compliance Officer	Vice President, Allianz Global Investors of America L.P.

Name	Position with Adviser	Other Connections

Vinh T. Nguyen	Senior Vice President and Treasurer	Senior Vice President and Controller, Allianz Global
Investors of America L.P., Allianz Dresdner Asset
Management U.S. Equities LLC, Cadence Capital
Management LLC, NFJ Investment Group L.P.,
OCC Distributors LLC, OpCap Advisors LLC,
Oppenheimer Capital LLC, Pacific Investment
Management Company LLC, Allianz Global
Investors Managed Accounts LLC, Allianz Global
Investors CD Distributors LLC, PEA Capital LLC,
PEA Partners LLC, Allianz Global Investors
Advertising Agency Inc., Allianz Global Investors
Distributors LLC, Allianz Private Client Services
LLC, and StocksPLUS Management Inc.

Daisy S. Ramraj-Singh	Assistant Vice President	None

Bob Rokose	Vice President and Assistant Controller	Executive Vice President, Allianz Global Investors of America L.P.

Brian S. Shlissel	Executive Vice President and Chief Fund Administrator	Senior Vice President and Treasurer, OpCap Advisors LLC

James G. Ward	Managing Director and Director of Human Resources	Executive Vice President, Allianz Global Investors of America L.P., Director of Human Resources, Allianz Asset Management U.S. Equities LLC, Allianz Global Investors Distributors LLC

Scott Whisten	Vice President	None

RCM Capital Management LLC

Four Embarcadero Center

San Francisco, CA 94111

Name	Position with RCM Capital Management LLC	Other Connections

Robert J. Goldstein	Chief Operating Officer, Board of Managers	Member of Board of Directors of Cayward-Scholl Capital Management LLC

Gregory M. Siemons	Chief Compliance Officer	None

Udo Frank	Chief Executive Officer, Board of Managers	Managing Director and CEO, Allianz Global Investors U.S. Equities LLC

Theodore J. Deutz	Chief Marketing Officer, Board of Managers	None

Peter J. Anderson	Chief Investment Officer, Board of Managers	None

Allianz Global Investors Advisory GmbH

Mainzer Landstrasse 11-13

Frankfurt am Main, Germany 60329

Name	Position with Allianz Global Investors Advisors GmbH	Other Connections

Martin Scholz	Managing Director	Managing Director at dresdnerbank investment management Kapitalanlagegesellschaft mbH

Peter Vogel	Managing Director	Member of the management committee at Fondsdepot Bank GmbH

Bruno Brocks	Managing Director	None

Wilfried Hauck	Speaker of the Management Board	Head of Allianz as a Client at Allianz Global Investors Aktiengesellschaft

Harald Alberts	Chief Compliance Officer	Head of Risk Management and Compliance at DEUTSCHER INVESTMENT-TRUST Gesellschaft für Wertpapieranlagen mbH

Neil Dwane	Chief Investment Officer	Managing Director at DEUTSCHER INVESTMENT-TRUST Gesellschaft für Wertpapieranlagen mbH; Managing Director at RCM UK Ltd.

Item 32:	Location of Accounts and Records

The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of PFPC Inc., 400 Bellevce Parkway, Wilmington, Delaware 19809, State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri, 64105, Allianz Global Investors Fund Management LLC, 1345 Avenue of the Americas, New York, NY 10105, RCM Capital Management LLC, Four Embarcadero Center, San Francisco, CA 94111, and/or Allianz Global Investors Advisory GmbH Mainzer Landstrasse 11-13, Frankfurt am Main, Germany 60329.

Item 33:	Management Services

Not applicable.

Item 34:	Undertakings

The Registrant undertakes that:

1.	Not applicable.

2.	Not applicable.

3.	Not applicable.

4.	(a) It will file during any period in which offers or sales are being made, a post-effective amendment to this registration statement: (i) to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933; (ii) to reflect in the Prospectus any facts or events arising after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and (iii) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

(b) That, for the purpose of determining any liability under the Securities Act of 1933, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

(c) It will remove from registration by means of post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

5.	The Registrant undertakes that:

a.	For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of this registration statement as of the time it was declared effective; and

b.	For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

6.	The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

NOTICE

A copy of the Agreement and Declaration of Trust of Allianz RCM Global EcoTrends Fund (the “Fund”), together with all amendments thereto, is on file with the Secretary of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Fund by any officer or Trustee of the Fund as an officer or Trustee and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Fund or shareholders of the Fund individually, but are binding only upon the assets and property of the Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 20th day of July, 2007.

The Registrant hereby certifies that this Registration Statement meets all of the requirements for effectiveness under paragraph (b) of Rule 486 of the Securities Act of 1933, as amended.

Allianz RCM Global EcoTrends Fund

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in their capacities and on the date indicated.

Name and Signature	Capacity	Date
/s/ Brian S. Shlissel Brian S. Shlissel	President and Chief Executive Officer	July 20, 2007

/s/ Lawrence G. Altadonna Lawrence G. Altadonna	Treasurer	July 20, 2007

/s/ Paul Belica Paul Belica*	Trustee	July 20, 2007

/s/ Robert E. Connor Robert E. Connor*	Trustee	July 20, 2007

/s/ John J. Dalessandro II John J. Dalessandro II*	Trustee	July 20, 2007

/s/ Hans W. Kertess Hans W. Kertess*	Trustee	July 20, 2007

/s/ William B. Ogden, IV William B. Ogden, IV*	Trustee	July 20, 2007

/s/ John C. Maney John C. Maney*	Trustee	July 20, 2007

*By:	/s/ Brian S. Shlissel
Brian S. Shlissel, Attorney-in-Fact by Power of Attorney previously filed
Date: July 20, 2007

INDEX OF EXHIBITS

Exhibit Number	Exhibit
(l)(1)	Opinion and consent of Ropes & Gray LLP.

(n)	Consent of Registrant’s independent registered public accounting firm.